Offerings - Offering: 1	May 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.875% Subordinated Notes due 2065
Amount Registered | shares	632,500,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 632,500,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 96,835.75
Offering Note
(1) Includes $82,500,000 aggregate principal amount of 6.875% Subordinated Notes due 2065 (the “notes”) issuable upon exercise of the underwriters’ option to purchase additional notes from the Registrant solely to cover over-allotments, if any. The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), and paid in accordance with Rule 456(b) under the Securities Act.